Annual Total Returns[BarChart] - PGIM US Real Estate Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.33%	15.87%	1.93%	29.75%	1.89%	5.44%	5.60%	(3.53%)	33.71%	(4.86%)